Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,079,434,564.42
Previously Paid Amount	0.00
Total Fee Amount	1,253,869.91
Total Offset Amount	0.00
Net Fee	$ 1,253,869.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A